United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-21822
(Investment Company Act File Number)

Federated Hermes Managed Pool Series
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2026-11-30

Date of Reporting Period: Six months ended 2026-05-31

Item 1.	Reports to Stockholders

Federated Hermes International Bond
Strategy Portfolio
FIBPX
Semi-Annual Shareholder Report | May 31, 2026
A Portfolio of Federated Hermes Managed Pool Series
This semi-annual shareholder report contains important information about the Federated Hermes International Bond Strategy Portfolio (the “Fund”) for the period of December 1, 2025 to May 31, 2026. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as an annualized percentage of a $10,000 investment
Federated Hermes International Bond Strategy Portfolio	$0	0.00%
Key Fund Statistics
Net Assets	$138,701,685
Number of Investments	189
Portfolio Turnover	7%
Fund Holdings
Top Countries
(% of Net Assets) 1
Top Currencies
(% of Net Assets) 1
1 Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of net assets shown in the table will differ from those presented on the Portfolio of Investments.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31421P308
40809-A (7/26)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2026 Federated Hermes, Inc.
Federated Hermes International Bond Strategy Portfolio

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Semi-Annual Financial Statements
and Additional Information
May 31, 2026

Ticker | FIBPX

Federated Hermes International Bond Strategy Portfolio

A Portfolio of Federated Hermes Managed Pool Series

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
May 31, 2026 (unaudited)
Principal Amount, Shares or Contracts			Value in U.S. Dollars
		BONDS—42.6%
		AUSTRALIAN DOLLAR—0.7%
		Sovereign—0.7%
330,000		Australia, Government of, Sr. Unsecd. Note, Series 148, 2.750%, 11/21/2027	$ 231,092
1,290,000		Australia, Government of, Sr. Unsecd. Note, Series 160, 1.000%, 12/21/2030	794,788
		TOTAL	1,025,880
		BRITISH POUND—6.3%
		Sovereign—6.3%
970,000		United Kingdom, Government of, 3.250%, 1/22/2044	990,169
1,670,000		United Kingdom, Government of, Bond, 4.250%, 3/7/2036	2,147,007
1,090,000		United Kingdom, Government of, Sr. Unsecd. Note, 0.375%, 10/22/2030	1,244,534
1,340,000		United Kingdom, Government of, Unsecd. Deb., 1.625%, 10/22/2028	1,703,317
880,000		United Kingdom, Government of, Unsecd. Note, 1.500%, 7/22/2047	598,946
1,530,000		United Kingdom, Government of, Unsecd. Note, 4.250%, 6/7/2032	2,044,393
		TOTAL	8,728,366
		CANADIAN DOLLAR—2.0%
		Sovereign—2.0%
700,000		Canada, Government of, 4.000%, 6/1/2041	530,825
2,035,000		Canada, Government of, 5.750%, 6/1/2033	1,705,848
615,000		Canada, Government of, Series WL43, 5.750%, 6/1/2029	482,619
		TOTAL	2,719,292
		EGYPTIAN POUND—0.3%
		Sovereign—0.3%
24,100,000	[1]	Egypt, Government of, Unsecd. Note, Series 364D, 0.000%, 7/21/2026	447,144
		EURO—27.0%
		Sovereign—27.0%
800,000		Austria, Government of, Sr. Unsecd. Note, 2.900%, 2/20/2033	931,952
200,000		Belgium, Government of, Sr. Unsecd. Note, Series 75, 1.000%, 6/22/2031	212,926
1,118,000		Belgium, Government of, Sr. Unsecd. Note, Series 86, 1.250%, 4/22/2033	1,161,180
640,000		France, Government of, 2.750%, 10/25/2027	747,473
1,840,000		France, Government of, 5.750%, 10/25/2032	2,467,884
1,020,000		France, Government of, Bond, 4.500%, 4/25/2041	1,265,436
1,190,000		France, Government of, O.A.T., 5.500%, 4/25/2029	1,493,326
1,000,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2034	996,011
300,000		France, Government of, Unsecd. Note, 1.250%, 5/25/2038	265,330
670,000		France, Government of, Unsecd. Note, 2.000%, 5/25/2048	534,873
1,200,000		France, Government of, Unsecd. Note, 2.500%, 5/25/2030	1,381,787
525,000		Germany, Government of, 2.500%, 7/4/2044	541,433
1,200,000		Germany, Government of, Bond, Series 03, 4.750%, 7/4/2034	1,595,269
1,640,000		Germany, Government of, Unsecd. Deb., 0.500%, 2/15/2028	1,850,468
620,000		Germany, Government of, Unsecd. Note, 1.000%, 5/15/2038	571,681
700,000		Germany, Government of, Unsecd. Note, 2.100%, 11/15/2029	804,246
700,000		Germany, Government of, Unsecd. Note, 2.400%, 11/15/2030	809,414
1,200,000		Germany, Government of, Unsecd. Note, Series TWIN, 2.500%, 2/15/2035	1,360,474
2,490,000		Italy, Government of, Sr. Unsecd. Note, 1.650%, 3/1/2032	2,684,567
1,410,000		Italy, Government of, Sr. Unsecd. Note, 4.750%, 9/1/2028	1,718,472
1,750,000		Italy, Government of, Sr. Unsecd. Note, Series 10Y, 1.650%, 12/1/2030	1,930,344
1,600,000		Italy, Government of, Unsecd. Note, 3.250%, 9/1/2046	1,621,118
500,000		Netherlands, Government of, Bond, 4.000%, 1/15/2037	630,626
Semi-Annual Financial Statements and Additional Information

Principal Amount, Shares or Contracts		Value in U.S. Dollars
	BONDS—continued
	EURO—continued
	Sovereign—continued
1,525,000	Netherlands, Government of, Unsecd. Note, 2.500%, 1/15/2033	$ 1,745,936
500,000	Romania, Government of, Sr. Unsecd. Note, REGS, 2.000%, 1/28/2032	504,491
810,000	Spain, Government of, 4.200%, 1/31/2037	1,010,668
1,610,000	Spain, Government of, Sr. Unsecd. Note, 1.200%, 10/31/2040	1,361,552
890,000	Spain, Government of, Sr. Unsecd. Note, 1.500%, 4/30/2027	1,028,755
1,090,000	Spain, Government of, Sr. Unsecd. Note, 1.950%, 7/30/2030	1,233,673
1,810,000	Spain, Government of, Sr. Unsecd. Note, 2.350%, 7/30/2033	2,016,984
850,000	United Mexican States, Sr. Unsecd. Note, 3.500%, 9/19/2029	983,536
	TOTAL	37,461,885
	JAPANESE YEN—5.6%
	Sovereign—5.6%
290,000,000	Japan, Government of, Sr. Unsecd. Note, Series 12, 0.500%, 3/20/2059	705,202
153,000,000	Japan, Government of, Sr. Unsecd. Note, Series 44, 1.700%, 9/20/2044	733,764
445,000,000	Japan, Government of, Sr. Unsecd. Note, Series 58, 0.800%, 3/20/2048	1,599,698
290,000,000	Japan, Government of, Sr. Unsecd. Note, Series 114, 2.100%, 12/20/2029	1,849,070
515,000,000	Japan, Government of, Sr. Unsecd. Note, Series 153, 1.300%, 6/20/2035	2,914,868
	TOTAL	7,802,602
	LEBANESE POUND—0.2%
	Sovereign—0.2%
900,000	Lebanon, Government of, Sr. Unsecd. Note, REGS, 8.250%, 12/31/2099	246,150
	MEXICAN PESO—0.5%
	Sovereign—0.5%
12,000,000	Mex Bonos Desarr Fix Rt - Old, Sr. Unsecd. Note, Series M, 8.000%, 4/15/2032	663,716
	TOTAL BONDS (IDENTIFIED COST $60,561,301)	59,095,035
	REPURCHASE AGREEMENTS—5.6%
$ 7,736,000	Interest in $50,000,000 joint repurchase agreement, 3.62% dated 5/29/2026 under which Barclays Bank, PLC will repurchase the securities provided as collateral for $50,015,083 on 6/1/2026. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were U.S. Treasury securities with various maturities to 2/15/2034 and the market value of those underlying securities was $51,015,442. (IDENTIFIED COST $7,736,000)	7,736,000
	PURCHASED CALL OPTIONS—0.0%
	Foreign Currency—0.0%
2,300,000	EUR CALL/USD PUT, Morgan Stanley, Notional Amount $2,300,000, Exercise Price $1.25. Expiration Date 6/11/2026 (IDENTIFIED COST $10,874)	0
	PURCHASED PUT OPTIONS—0.0%
	Foreign Currency—0.0%
2,860,000	USD PUT/JPY CALL, Morgan Stanley, Notional Amount $2,860,000, Exercise Price $158.85, Expiration Date 6/2/2026 (IDENTIFIED COST $13,986)	2,327
	INVESTMENT COMPANY—50.1%
7,632,613	Emerging Markets Core Fund (IDENTIFIED COST $68,097,646)	69,533,107
	TOTAL INVESTMENT IN SECURITIES—98.3% (IDENTIFIED COST $136,419,807)[2]	$136,366,469
	OTHER ASSETS AND LIABILITIES - NET—1.7%[3]	2,335,216
	NET ASSETS—100%	$138,701,685
Semi-Annual Financial Statements and Additional Information

At May 31, 2026, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation/ (Depreciation)
Long Futures:
Euro-Bund Long Futures	5	EUR 737,688	June 2026	$7,570
Japan 10 Year Bond Long Futures	7	JPY 5,664,961	June 2026	$(118,931)
United Kingdom Gilt Long Futures	14	GBP 1,673,077	September 2026	$4,551
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(106,810)
At May 31, 2026, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
6/4/2026	Bank of America	222,660 AUD	$158,241	$1,784
6/4/2026	Bank of America	178,009 AUD	$123,232	$4,702
6/4/2026	Bank of America	393,264 CAD	$283,410	$1,893
6/4/2026	Bank of America	102,453 CHF	$129,326	$1,988
6/4/2026	Bank of America	158,942 CHF	$202,815	$901
6/4/2026	Bank of America	886,098 EUR	$1,026,790	$6,933
6/4/2026	Bank of America	689,604 EUR	$798,889	$5,605
6/4/2026	Bank of America	1,077,497 EUR	$1,256,197	$814
6/4/2026	Bank of America	55,300,361 JPY	$348,613	$(1,276)
6/4/2026	Bank of America	5,359,056 MXN	$301,341	$7,665
6/4/2026	BNP Paribas	4,293,072 MXN	$248,046	$(505)
6/4/2026	BNY Mellon	261,768 GBP	$349,784	$2,734
6/4/2026	BNY Mellon	205,678 GBP	$272,406	$4,576
6/4/2026	BNY Mellon	320,541 GBP	$429,270	$2,396
6/4/2026	BNY Mellon	212,820 GBP	$286,072	$529
6/4/2026	BNY Mellon	86,791,095 JPY	$547,201	$(2,073)
6/4/2026	Credit Agricole	270,978 AUD	$194,242	$510
6/4/2026	Morgan Stanley	612,340 CAD	$445,901	$(1,664)
6/4/2026	Morgan Stanley	408,048 CAD	$297,180	$(1,152)
6/4/2026	Morgan Stanley	129,442 CHF	$166,393	$(487)
6/4/2026	Morgan Stanley	70,807,770 JPY	$448,445	$(3,707)
6/4/2026	Morgan Stanley	4,202,957 MXN	$235,241	$7,103
6/4/2026	Morgan Stanley	6,440,987 MXN	$371,875	$(484)
6/4/2026	Standard Chartered Bank	180,930 AUD	$129,554	$479
6/4/2026	Standard Chartered Bank	105,961 CHF	$135,201	$610
6/4/2026	Standard Chartered Bank	718,147 EUR	$837,442	$349
6/4/2026	Standard Chartered Bank	57,878,955 JPY	$364,936	$(1,403)
6/4/2026	State Street	497,020 CAD	$364,191	$(3,616)
7/13/2026	Bank of America	100,592,800 CLP	$110,000	$3,053
7/13/2026	Barclays	100,000,000 CLP	$112,577	$(190)
7/13/2026	Barclays	$60,000	986,573 ZAR	$(625)
7/13/2026	BNP Paribas	282,500 BRL	$54,977	$438
7/13/2026	State Street	320,000 AUD	174,932 CHF	$2,314
7/13/2026	State Street	$60,000	1,048,926 MXN	$(278)
7/13/2026	Wells Fargo	50,000,000 CLP	$55,143	$1,050
8/4/2026	Bank of America	3,600,000 AUD	2,021,072 CHF	$(11,980)
8/4/2026	Barclays	1,900,000,000 COP	$509,184	$(2,082)
8/4/2026	Citibank	2,000,000 AUD	1,122,505 CHF	$(6,453)
8/4/2026	Citibank	1,050,000 EUR	1,685,814 CAD	$1,821
Semi-Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
8/4/2026	Morgan Stanley	750,000 AUD	$519,440	$18,890
8/4/2026	Morgan Stanley	800,000 AUD	445,627 CHF	$(808)
8/4/2026	Morgan Stanley	900,000 EUR	342,811,575 HUF	$(73,652)
8/4/2026	Morgan Stanley	1,050,000 EUR	1,679,920 CAD	$6,109
8/4/2026	Morgan Stanley	$1,900,000	17,337,173 SEK	$15,728
8/4/2026	Standard Chartered Bank	1,800,000 NZD	$1,059,002	$21,165
8/4/2026	State Street	1,500,000 AUD	813,409 CHF	$27,057
8/4/2026	State Street	400,000 EUR	365,459 CHF	$(3,704)
8/4/2026	State Street	$200,000	3,608,653 MXN	$(6,978)
8/4/2026	State Street	$150,000	553,717 PLN	$(2,653)
8/4/2026	State Street	$600,000	469,666 CHF	$(6,046)
8/4/2026	UBS	223,049,200 CLP	$243,283	$7,416
8/4/2026	Wells Fargo	650,000 EUR	118,862,939 JPY	$9,911
8/4/2026	Wells Fargo	$1,200,000	188,099,904 JPY	$12,517
8/19/2026	Morgan Stanley	2,083,051 EGP	$38,362	$1,528
8/19/2026	Standard Chartered Bank	3,850,000 EGP	$76,724	$(2,997)
Contracts Sold:
6/4/2026	Bank of America	143,979 AUD	$100,054	$(3,423)
6/4/2026	Bank of America	316,754 CAD	$230,342	$545
6/4/2026	Bank of America	180,266 CAD	$129,834	$(944)
6/4/2026	Bank of America	122,468 CAD	$89,141	$294
6/4/2026	Bank of America	81,610 CAD	$59,401	$196
6/4/2026	Bank of America	86,387 CHF	$110,177	$(546)
6/4/2026	Bank of America	102,453 CHF	$130,775	$(539)
6/4/2026	Bank of America	127,154 CHF	$161,029	$(1,944)
6/4/2026	Bank of America	84,769 CHF	$107,352	$(1,296)
6/4/2026	Bank of America	575,916 EUR	$669,574	$(2,291)
6/4/2026	Bank of America	689,604 EUR	$809,163	$4,669
6/4/2026	Bank of America	64,108 GBP	$86,187	$(146)
6/4/2026	Bank of America	42,564 GBP	$57,223	$(97)
6/4/2026	Bank of America	46,649,215 JPY	$295,039	$2,039
6/4/2026	Bank of America	3,550,633 MXN	$198,430	$(6,301)
6/4/2026	Bank of America	858,614 MXN	$49,601	$93
6/4/2026	Bank of America	1,288,197 MXN	$74,417	$139
6/4/2026	BNY Mellon	178,009 AUD	$125,606	$(2,328)
6/4/2026	BNY Mellon	54,196 AUD	$38,791	$(159)
6/4/2026	BNY Mellon	36,186 AUD	$25,901	$(106)
6/4/2026	BNY Mellon	17,358,219 JPY	$109,404	$378
6/4/2026	BNY Mellon	11,575,791 JPY	$72,959	$252
6/4/2026	JPMorgan	310,182 EUR	$357,203	$(4,656)
6/4/2026	JPMorgan	574,517 EUR	$665,549	$(4,684)
6/4/2026	JPMorgan	861,998 EUR	$998,581	$(7,028)
6/4/2026	JPMorgan	170,256 GBP	$228,024	$(1,256)
6/4/2026	JPMorgan	256,432 GBP	$343,441	$(1,893)
6/4/2026	JPMorgan	69,432,876 JPY	$436,137	$35
6/4/2026	JPMorgan	46,303,164 JPY	$290,850	$23
6/4/2026	Morgan Stanley	78,680 AUD	$53,945	$(2,602)
6/4/2026	Morgan Stanley	216,783 AUD	$155,391	$(410)
6/4/2026	Morgan Stanley	144,744 AUD	$103,753	$(274)
6/4/2026	Morgan Stanley	393,264 CAD	$284,545	$(758)
6/4/2026	Morgan Stanley	326,439 CAD	$236,854	$31
6/4/2026	Morgan Stanley	489,872 CAD	$355,436	$47
Semi-Annual Financial Statements and Additional Information

Settlement Date	Counterparty	Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation/ (Depreciation)
6/4/2026	Morgan Stanley	43,055 CHF	$54,183	$(1,000)
6/4/2026	Morgan Stanley	21,192 CHF	$26,973	$(189)
6/4/2026	Morgan Stanley	31,788 CHF	$40,460	$(283)
6/4/2026	Morgan Stanley	172,775 GBP	$231,345	$(1,328)
6/4/2026	Morgan Stanley	205,678 GBP	$276,914	$(68)
6/4/2026	Morgan Stanley	24,158,555 JPY	$152,320	$582
6/4/2026	Morgan Stanley	55,300,361 JPY	$351,433	$4,096
6/4/2026	Morgan Stanley	1,808,423 MXN	$99,519	$(4,756)
6/4/2026	Morgan Stanley	4,202,957 MXN	$240,386	$(1,959)
6/4/2026	Standard Chartered Bank	143,629 EUR	$167,169	$(389)
6/4/2026	Standard Chartered Bank	215,499 EUR	$250,818	$(584)
6/4/2026	State Street	88,993 GBP	$117,727	$(2,118)
6/4/2026	State Street	3,434,458 MXN	$197,443	$(590)
6/4/2026	State Street	5,152,790 MXN	$296,228	$(885)
7/13/2026	Bank of America	48,812,500 CLP	$54,740	$(119)
7/13/2026	Bank of America	$60,000	53,262,000 CLP	$(140)
7/13/2026	Bank of America	$60,000	1,061,370 MXN	$994
7/13/2026	Bank of America	$60,000	979,140 ZAR	$168
7/13/2026	Barclays	105,042,300 CLP	$118,247	$193
7/13/2026	Goldman Sachs	$120,000	1,985,991 ZAR	$2,039
7/13/2026	Standard Chartered Bank	$120,000	2,091,543 MXN	$195
8/4/2026	Bank of America	1,900,000,000 COP	$500,923	$(6,180)
8/4/2026	Barclays	1,300,000 EUR	238,367,856 JPY	$(7,884)
8/4/2026	Citibank	3,500,000 EUR	5,630,387 CAD	$1,937
8/4/2026	Credit Agricole	1,000,000 AUD	555,255 CHF	$(1,286)
8/4/2026	Credit Agricole	1,500,000 AUD	832,882 CHF	$(1,928)
8/4/2026	Credit Agricole	1,800,000 AUD	999,459 CHF	$(2,314)
8/4/2026	Credit Agricole	800,000 AUD	444,204 CHF	$(1,028)
8/4/2026	Credit Agricole	900,000 EUR	349,272,720 HUF	$94,881
8/4/2026	Goldman Sachs	550,000 EUR	576,027,749 CLP	$4,103
8/4/2026	JPMorgan	750,000 AUD	$542,554	$4,225
8/4/2026	JPMorgan	1,290,000 EUR	$1,505,628	$(3,270)
8/4/2026	Morgan Stanley	550,000 EUR	11,315,324 MXN	$5,673
8/4/2026	Morgan Stanley	$14,450,000	2,270,419,113 JPY	$(116,744)
8/4/2026	Morgan Stanley	$1,900,000	17,194,317 SEK	$(31,254)
8/4/2026	Standard Chartered Bank	223,049,200 CLP	$250,685	$(14)
8/4/2026	Standard Chartered Bank	1,600,000 EUR	$1,869,262	$(2,241)
8/4/2026	Standard Chartered Bank	$600,000	465,658 CHF	$873
8/4/2026	State Street	2,100,000 EUR	3,370,100 CAD	$(4,754)
8/4/2026	State Street	1,450,000 GBP	$1,929,821	$(22,638)
8/4/2026	State Street	1,800,000 NZD	$1,040,983	$(39,185)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(124,354)
At May 31, 2026, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/ Receive Fixed Rate	Expiration Date	Implied Credit Spread at 5/31/2026[4]	Notional Amount	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
OTC Swap:
Goldman Sachs	CDX Index EM Series 44	Buy	1.000%	6/20/2031	1.50%	$2,500,000	$55,999	$102,687	$(46,688)
Semi-Annual Financial Statements and Additional Information

Net Unrealized Appreciation (Depreciation) on Futures Contracts, Foreign Exchange Contracts and the value of Swap Contracts are included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended May 31, 2026, were as follows:
Emerging Markets Core Fund
Value as of 11/30/2025	$54,976,136
Purchases at Cost	$17,054,964
Proceeds from Sales	$(3,000,000)
Change in Unrealized Appreciation/Depreciation	$234,091
Net Realized Gain/(Loss)	$267,916
Value as of 5/31/2026	$69,533,107
Shares Held as of 5/31/2026	7,632,613
Dividend Income	$2,439,403

1	Zero coupon bond.
2	The cost of investments for federal tax purposes amounts to $136,633,740.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
4
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

Note: The categories of investments are shown as a percentage of net assets at May 31, 2026.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of May 31, 2026, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Bonds	$—	$59,095,035	$—	$59,095,035
Repurchase Agreements	—	7,736,000	—	7,736,000
Purchased Call Options	—	0	—	0
Purchased Put Options	—	2,327	—	2,327
Investment Company	69,533,107	—	—	69,533,107
TOTAL SECURITIES	$69,533,107	$66,833,362	$—	$136,366,469
Other Financial Instruments:
Assets
Futures Contracts	$12,121	$—	$—	$12,121
Swap Contracts	—	55,999	—	55,999
Foreign Exchange Contracts	—	309,268	—	309,268
Liabilities
Futures Contracts	(118,931)	—	—	(118,931)
Foreign Exchange Contracts	—	(433,622)	—	(433,622)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(106,810)	$(68,355)	$—	$(175,165)
Semi-Annual Financial Statements and Additional Information

The following acronym(s) are used throughout this portfolio:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chilean Peso
COP	—Colombian Peso
EGP	—Egyptian Pound
EUR	—Euro
GBP	—Great British Pound
HUF	—Hungarian Forint
JPY	—Japanese Yen
MXN	—Mexican Peso
NZD	—New Zealand Dollar
OTC	—Over-the-Counter
PLN	—Polish Zloty
SEK	—Swedish Krona
USD	—United States Dollar
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 5/31/2026	Year Ended November 30,
		2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$13.32	$13.04	$12.21	$11.70	$14.83	$15.59
Income From Investment Operations:
Net investment income[1]	0.37	0.81	0.67	0.57	0.52	0.62
Net realized and unrealized gain (loss)	(0.13)	0.12	0.61	(0.06)	(2.94)	(1.05)
Total from Investment Operations	0.24	0.93	1.28	0.51	(2.42)	(0.43)
Less Distributions:
Distributions from net investment income	(0.67)	(0.65)	(0.45)	—	(0.71)	(0.33)
Net Asset Value, End of Period	$12.89	$13.32	$13.04	$12.21	$11.70	$14.83
Total Return[2]	1.86%	7.62%	10.65%	4.36%	(17.16)%	(2.90)%
Ratios to Average Net Assets:
Net expenses[3,4]	0.00%[5]	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	5.70%[5]	6.28%	5.36%	4.81%	3.95%	4.01%
Expense waiver/reimbursement[6]	0.36%[5]	0.44%	0.59%	1.54%	0.94%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$138,702	$108,719	$95,804	$22,043	$13,251	$62,853
Portfolio turnover[7]	7%	29%	5%	76%	15%	53%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4	See Note 5, Investment Adviser Fee and Other Transactions with Affiliates.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
May 31, 2026 (unaudited)

Assets:
Investment in securities, at value including $69,533,107 of investment in an affiliated holding* (identified cost $136,419,807, including $68,097,646 of identified cost in an affiliated holding)	$136,366,469
Cash denominated in foreign currencies (identified cost $1,624,349)	1,627,994
Income receivable	590,588
Unrealized appreciation on foreign exchange contracts	309,268
Receivable for shares sold	175,176
Due from broker (Note 2)	117,850
Swaps, at value (premium paid $102,687)	55,999
Receivable for variation margin on futures contracts	13,993
Receivable for investments sold	13,806
Total Assets	139,271,143
Liabilities:
Unrealized depreciation on foreign exchange contracts	$433,622
Payable for shares redeemed	40,965
Payable for portfolio accounting fees	37,766
Payable for auditing fees	17,802
Payable for investments purchased	13,806
Payable for periodic payments to swap contracts	5,069
Payable to adviser (Note 5)	1,878
Payable for administrative fee (Note 5)	798
Accrued expenses (Note 5)	17,752
TOTAL LIABILITIES	569,458
Net assets for 10,762,795 shares outstanding	$138,701,685
Net Assets Consist of:
Paid-in capital	$144,750,828
Total distributable earnings (loss)	(6,049,143)
NET ASSETS	$138,701,685
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$138,701,685 ÷ 10,762,795 shares outstanding, no par value, unlimited shares authorized	$12.89

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Operations
Six Months Ended May 31, 2026 (unaudited)

Investment Income:
Interest (net of foreign tax withheld of $12,838)	$895,867
Dividends received from an affiliated holding*	2,439,403
TOTAL INCOME	3,335,270
Expenses:
Administrative fee (Note 5)	$45,975
Custodian fees	21,217
Transfer agent fees	5,246
Directors’/Trustees’ fees (Note 5)	1,032
Auditing fees	19,230
Legal fees	5,315
Portfolio accounting fees	73,537
Share registration costs	16,494
Printing and postage	11,152
Insurance fees	1,783
Miscellaneous (Note 5)	9,440
TOTAL EXPENSES	210,421
Reimbursement of other operating expenses (Note 5)	(210,421)
Net expenses	—
Net investment income	3,335,270
Realized and Unrealized Gain (Loss) on Investments, Foreign Exchange Contracts, Futures Contracts, Written Options, Swap Contracts and Foreign Currency Transactions:
Net realized gain on investments (including net realized gain of $267,916 on sales of investments in an affiliated holding) and foreign currency transactions	327,987
Net realized loss on foreign exchange contracts	(396,877)
Net realized loss on futures contracts	(186,493)
Net realized gain on written options	541
Net realized loss on swap contracts	(8,281)
Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency (including net change in unrealized appreciation of $234,091 of investments in affiliated holdings)	(488,087)
Net change in unrealized depreciation of foreign exchange contracts	114,250
Net change in unrealized depreciation of futures contracts	(21,910)
Net change in unrealized depreciation of swap contracts	(36,054)
Net realized and unrealized gain (loss) on investments, foreign exchange contracts, futures contracts, written options, swap contracts and foreign currency transactions	(694,924)
Change in net assets resulting from operations	$2,640,346

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 5/31/2026	Year Ended 11/30/2025
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,335,270	$5,497,060
Net realized loss	(263,123)	(342,808)
Net change in unrealized appreciation/depreciation	(431,801)	633,624
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	2,640,346	5,787,876
Distribution to Shareholders	(5,518,331)	(4,025,940)
Share Transactions:
Proceeds from sale of shares	42,522,100	46,672,364
Net asset value of shares issued to shareholders in payment of distributions declared	162,957	95,455
Cost of shares redeemed	(9,824,783)	(35,614,183)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,860,274	11,153,636
Change in net assets	29,982,289	12,915,572
Net Assets:
Beginning of period	108,719,396	95,803,824
End of period	$138,701,685	$108,719,396
See Notes which are an integral part of the Financial Statements
Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements
May 31, 2026 (unaudited)
1. ORGANIZATION
Federated Hermes Managed Pool Series (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of five portfolios. The financial statements included herein are only those of Federated Hermes International Bond Strategy Portfolio (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to achieve total return on its assets, by investing primarily in foreign government and corporate bonds in both developed and emerging markets.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Semi-Annual Financial Statements and Additional Information

The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. Certain repurchase agreements may be structured as loans secured by a security interest or lien on the eligible securities. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Repurchase agreements are subject to Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Amortization/accretion of premium and discount is included in investment income. The detail of the total fund expense reimbursement of $210,421 is disclosed in Note 5.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended May 31, 2026, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2026, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
Semi-Annual Financial Statements and Additional Information

When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund uses credit default swaps to seek to increase return and to manage security and market risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value,” of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of the value and recourse in the event of default or bankruptcy/solvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment or loss that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund’s maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.
Certain swap contracts are subject to MNA which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in “Swaps, at value” on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (the “CCP”) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap contracts outstanding, at period end, including net unrealized depreciation, are listed after the Fund’s Portfolio of Investments.
The average notional amount of swap buy protection contracts held by the Fund throughout the period was $2,500,000. This is based on amounts held as of each month-end throughout the six-month period.
Foreign Exchange Contracts
The Fund may enter into foreign exchange contracts to manage country risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas contracts to sell are used to hedge the Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amounts, are listed after the Fund’s Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $406,623 and $337,243, respectively. This is based on the contracts held as of each month-end throughout the six-month period.
Semi-Annual Financial Statements and Additional Information

Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at the period end are listed after the Fund’s Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $9,042,146 and $125,183, respectively. This is based on amounts held as of each month-end throughout the six-month period.
Option Contracts
The Fund buys or sells put and call options to manage currency and security risks. The seller (writer) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
OTC written option contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Purchased option contracts outstanding at the period end are listed in the Fund’s Portfolio of Investments.
As of May 31, 2026, the Fund had no outstanding written options.
The average market value of purchased put and call options held by the Fund throughout the period was $10,065 and $1,503, respectively. This is based on amounts held as of each month-end throughout the six month period.
The average market value of written call options held by the Fund throughout the period was $209. This is based on amounts held as of each month-end throughout the six month period.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Semi-Annual Financial Statements and Additional Information

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	309,268	Unrealized depreciation on foreign exchange contracts	433,622
Interest rate contracts	Receivable for variation margin on futures contracts	(106,810)*		—
Credit contracts	Swaps, at value	55,999		—
Foreign exchange contracts	Purchased Options, within Investment in securities, at value	2,327		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$260,784		$433,622

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended May 31, 2026
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Swap Contracts	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Written Options Contracts	Total
Interest rate contracts	$—	$(186,493)	$—	$—	$—	$(186,493)
Foreign exchange contracts	—	—	(396,877)	(80,314)	541	(476,650)
Credit contracts	(8,281)	—	—	—	—	(8,281)
TOTAL	$(8,281)	$(186,493)	$(396,877)	$(80,314)	$541	$(671,424)

1	The net realized loss on Purchased Options is found within the Net realized gain on investments and foreign currency transactions on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Swap Contracts	Futures Contracts	Foreign Exchange Contracts	Purchased Options Contracts[1]	Total
Interest rate contracts	$—	$(21,910)	$—	$—	$(21,910)
Foreign exchange contracts	—	—	114,250	1,454	115,704
Credit contracts	(36,054)	—	—	—	(36,054)
TOTAL	$(36,054)	$(21,910)	$114,250	$1,454	$57,740

1
The net change in unrealized depreciation of Purchased Options is found within the Net change in unrealized appreciation of investments and translation of assets and liabilities in foreign currency on the Statement of Operations.

Semi-Annual Financial Statements and Additional Information

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of May 31, 2026, the impact of netting assets and liabilities and the offsetting of collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$55,999	$—	$—	$55,999
Foreign exchange contracts	309,268	(153,902)	—	155,366
TOTAL	$365,267	$(153,902)	$—	$211,365

Transaction	Gross Liability Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Pledged	Net Amount
Foreign exchange contracts	$433,622	$(153,902)	$—	$279,720
The Fund has credit related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivative counterparties to reduce the risk that the Fund will not fulfill its payment obligation to its counterparties. This triggering feature includes, but is not limited to, a percentage decrease in the Fund’s net asset and/or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s MNA. The value of positions in a net liability position subject to credit risk contingent features is the “Net Amount” in the liability section per the preceding chart. If the feature were triggered at May 31, 2026, the Fund could be required to pay this amount in cash to its counterparties. The Fund did not pledge any collateral against this net liability position as of May 31, 2026.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 5/31/2026	Year Ended 11/30/2025
Shares sold	3,354,411	3,604,219
Shares issued to shareholders in payment of distributions declared	12,771	7,889
Shares redeemed	(763,584)	(2,799,750)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	2,603,598	812,358
4. FEDERAL TAX INFORMATION
At May 31, 2026, the cost of investments for federal tax purposes was $136,633,740. The net unrealized depreciation of investments for federal tax purposes was $545,123. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $3,060,215 and unrealized depreciation from investments for those securities having an excess of cost over value of $3,605,338. The amounts presented are inclusive of derivative contracts.
As of November 30, 2025, the Fund had a capital loss carryforward of $8,189,334 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$1,603,830	$6,585,504	$8,189,334
Semi-Annual Financial Statements and Additional Information

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee because all eligible investors are: (1) in separately managed or wrap-free programs, who often pay a single aggregate fee to the wrap program sponsor for all costs and expenses of the wrap-free programs; or (2) in certain other separately managed accounts and discretionary investment accounts. The Adviser has contractually agreed to reimburse all expenses of the Fund, excluding extraordinary expenses. Acquired Fund Fees and Expenses are not direct obligations of the Fund and are not contractual reimbursements under the investment advisory contract. For the six months ended May 31, 2026, the Adviser reimbursed $210,421 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended May 31, 2026, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended May 31, 2026, were as follows:
Purchases	$35,352,570
Sales	$8,074,340
7. INVESTMENT ADVISER AND OTHER TRANSACTIONS WITH AFFILIATES, TRANSACTIONS WITH AFFILIATED INVESTMENT COMPANIES
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund invests in a portfolio of Federated Hermes Core Trust (“Core Trust”), which is managed by the Adviser. Core Trust is an open-end management company, registered under the Act, available only to registered investment companies and other institutional investors. The investment objective of Emerging Markets Core Fund (EMCOR), a portfolio of Core Trust, is to achieve a total return on its assets. EMCOR’s secondary objective is to achieve a high level of income. Distributions of net investment income from EMCOR are declared daily and paid monthly. Capital gain distributions, if any, from EMCOR are declared and paid at least annually, and are recorded by the Fund as capital gains. At May 31, 2026, EMCOR represents 50.1% of the Fund’s net assets. Therefore, the performance of the Fund is directly affected by the performance of EMCOR. Federated Hermes, Inc. (“Federated Hermes”) receives no advisory or administrative fees from EMCOR. Copies of the EMCOR financial statements are available on the EDGAR Database on the SEC’s website or upon request from the Fund.
8. CREDIT RISK
The Fund may place its cash on deposit with financial institutions in the United States, which is insured by the Federal Deposit Insurance Corporation (“FDIC”) up to $250,000. The Fund’s credit risk in the event of failure of these financial institutions is represented by the difference between the FDIC limit and the total amounts on deposit. The Fund from time to time may have amounts on deposit in excess of the insured limits.
9. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025, which was renewed on June 16, 2026 for an amount up to $400,000,000. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are
Semi-Annual Financial Statements and Additional Information

charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of May 31, 2026, the Fund had no outstanding loans. During the six months ended May 31, 2026, the Fund did not utilize the LOC.
10. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2026, there were no outstanding loans. During the six months ended May 31, 2026, the program was not utilized.
11. OPERATING SEGMENTS
An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
12. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
Semi-Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2026
Federated Hermes International Bond Strategy Portfolio (the “Fund”)
At its meetings in May 2026 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Board considered that the Fund is distinctive in that it is used to implement particular investment strategies that are offered to investors in certain separately managed or wrap fee accounts or programs, or certain other discretionary investment accounts, and may also be offered to other funds (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”).
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) a copy of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align
Semi-Annual Financial Statements and Additional Information

with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s benchmark.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Semi-Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings.
For the one-year, three-year and five-year periods ended December 31, 2025, the Fund outperformed its benchmark.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services and has agreed to reimburse the Fund’s expenses so that total operating expenses are zero. Because the Adviser does not charge the Fund an investment advisory fee and the Fund’s total operating expenses will remain at zero due to reimbursement of expenses, the Board noted that it did not consider fee comparisons to other registered funds or other types of clients of Federated Hermes to be relevant to its evaluation.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. The Board considered that the Adviser does not charge an investment advisory fee to the Fund and noted, therefore, that the Adviser does not profit from providing advisory services to the Fund under the Contract.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with an advisory fee of zero, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant to its evaluation.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel.
The Board noted that, although an affiliate of the Adviser charges the Fund an administrative services fee and also the affiliate is entitled to reimbursement for certain out-of-pocket expenses incurred in providing administrative services to the Fund, Federated Hermes reimburses all such fees and expenses to the Fund.
The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the
Semi-Annual Financial Statements and Additional Information

Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Semi-Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400, Option #4.

Federated Hermes International Bond Strategy Portfolio

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421P308
40809 (7/26)
© 2026 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes International Bond Strategy Portfolio: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes International Bond Strategy Portfolio: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes International Bond Strategy Portfolio: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes International Bond Strategy Portfolio: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Managed Pool Series

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  July 24, 2026

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  July 24, 2026